Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FlexShares Trust
Prospectus Date	rr_ProspectusDate	Sep. 12, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2012